Condensed consolidated statement of financial position - EUR (€) € in Millions	Jun. 30, 2022	Dec. 31, 2021
Assets
Cash and cash equivalents	€ 7,910	€ 6,889
Investments	140,736	157,831
Investments for account of policyholders	213,125	250,953
Derivatives	8,846	8,827
Investments in joint ventures	1,865	1,743
Investments in associates	1,344	1,289
Reinsurance assets	22,163	20,992
Deferred expenses	12,919	10,503
Other assets and receivables	11,433	7,892
Intangible assets	1,426	1,333
Total assets	421,767	468,252
Equity and liabilities
Shareholders' Equity	17,466	23,813
Other equity instruments	1,925	2,363
Issued capital and reserves attributable to owners of Aegon N.V.	19,391	26,176
Non-controlling interests	225	196
Group equity	19,616	26,372
Subordinated borrowings	2,326	2,194
Trust pass-through securities	127	126
Insurance contracts	122,707	124,422
Insurance contracts for account of policyholders	126,197	149,323
Investment contracts	23,078	21,767
Investment contracts for account of policyholders	89,694	104,592
Derivatives	12,754	10,639
Borrowings	9,367	9,661
Other liabilities	15,900	19,158
Total liabilities	402,150	441,881
Total equity and liabilities	€ 421,767	€ 468,252